Trade and other receivables	6 Months Ended
Jun. 30, 2026
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Trade and other receivables	Trade and other receivables
Trade and other receivables as of June 30, 2026 include unbilled revenue of $94.7 million (December 31, 2025 - $136.9 million) from the Company's regulated utilities. Trade and other receivables as of June 30, 2026 are presented net of an allowance for doubtful accounts of $43.5 million (December 31, 2025 - $37.0 million).